Revenue from Contracts with Customers - Summary of Contract Liabilities (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Contract With Customer Asset And Liability [Abstract]
Advance from customers	¥ 34,305,508	$ 5,257,549	¥ 40,105,627
Deferred revenue-current	221,314,997	33,918,007	231,925,272
Deferred revenue-non current	361,901,369	55,463,811	410,807,248
Total contract liabilities	¥ 617,521,874	$ 94,639,367	¥ 682,838,147